Earnings Per Share	12 Months Ended
Dec. 31, 2010
Notes To The Financial Statements [Abstract]
Earnings per Share

NOTE 6 EARNINGS PER SHARE

Basic earnings per share attributable to TDS shareholders is computed by dividing Net income available to common shareholders of TDS by the weighted average number of common shares outstanding during the period. Diluted earnings per share attributable to TDS shareholders is computed by dividing Net income available to common shareholders of TDS by the weighted average number of common shares, both adjusted to include the effects of potentially dilutive securities. Potentially dilutive securities primarily include incremental shares issuable upon exercise of outstanding stock options and the vesting of restricted stock units.

The amounts used in computing earnings per share and the effects of potentially dilutive securities on income and the weighted average number of Common, Special Common and Series A Common Shares are as follows:

Year Ended December 31,	2010	2009	2008
(Dollars and shares in thousands, except earnings per share)
Basic earnings per share attributable to TDS shareholders
Net income available to common shareholders
of TDS used in basic earnings per share	$144,799	$191,296	$90,614

Adjustments to compute diluted earnings
Noncontrolling interest adjustment (1)	(512)	(442)	(100)
Preferred dividend adjustment (2)	49	49	—
Net income available to common shareholders of TDS
used in diluted earnings per share	$144,336	$190,903	$90,514

Weighted average number of shares used in
basic earnings per share
Common Shares	49,885	51,168	53,028
Special Common Shares	48,723	51,698	56,339
Series A Common Shares	6,503	6,473	6,450
Total	105,111	109,339	115,817

Effects of dilutive securities:
Stock options	149	50	335
Restricted stock units	198	144	103
Preferred shares	48	44	—
Weighted average number of shares used in
diluted earnings per share	105,506	109,577	116,255

Basic earnings per share attributable to TDS shareholders	$1.38	$1.75	$0.78

Diluted earnings per share attributable to TDS shareholders	$1.37	$1.74	$0.78

(1)       The noncontrolling interest adjustment reflects the additional noncontrolling share of U.S. Cellular's income computed as if all of U.S. Cellular's issuable securities were outstanding.

(2)       The preferred dividend adjustment reflects the dividend reduction related to preferred securities that were dilutive, and therefore treated as if converted for shares.

Certain Common Shares and Special Common Shares issuable upon the exercise of stock options, vesting of restricted stock units or conversion of convertible preferred shares were not included in average diluted shares outstanding for the calculation of Diluted earnings per share because their effects were antidilutive. The number of such Common Shares and Special Common Shares excluded is shown in the table below.

(Shares in thousands)	2010	2009	2008

Stock options
Common Shares	559	813	336
Special Common Shares	3,849	4,238	1,830

Restricted stock units
Special Common Shares	88	108	52

Convertible preferred shares
Common Shares	—	—	49